Note 5 - Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Prepaid Rent [Text Block]
5.	Prepaid expenses and deposits

The Company entered into a lease agreement with Wickfield Phoenix LLC effective on
August 23, 2016.
The Company prepaid the full outstanding balance of
$801,973
on
August 26, 2016
and recorded the prepaid rent due within a year as current. As at
December 31, 2017,
the Company has classified
$155,220
as a current asset in the consolidated balance sheet (
December 31, 2016 -
$160,395
).